Supplemental Consolidated Balance Sheet Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Litigation reserve	$ 1,628	$ 8
Compensation related fees	1,112	130
Accrued professional fees	802	202
Accrued consulting fees	383	6
Accrued interest expense	161	321
Sales tax payable	4	2
Total accrued expenses and other current liabilities	$ 4,090	$ 669